Schedule of Investments - InfraCap MLP ETF

January 31, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 123.5%

Energy - 123.2%
Cheniere Energy Partners LP(1)	158,997	$8,965,841
Cheniere Energy, Inc.(1)(2)	105,673	22,351,953
Delek Logistics Partners LP	153,676	7,636,160
Enbridge, Inc. (Canada)	1,562	76,288
Energy Transfer LP(1)	3,043,059	56,144,439
Enterprise Products Partners LP(1)	1,347,714	44,730,628
Genesis Energy LP(1)	620,563	10,307,551
Global Partners LP	108,241	5,111,140
Hess Midstream LP Class A	849,399	30,128,182
Kinder Morgan, Inc.(1)(2)	514,640	15,691,374
Kinetik Holdings, Inc.	287,729	11,770,993
Marathon Petroleum Corp.(2)	56,217	9,904,873
MPLX LP(1)	1,015,574	56,770,587
ONEOK, Inc.(1)(2)	154,042	12,198,586
Phillips 66(2)	41,447	5,950,131
Plains All American Pipeline LP(1)	2,975,220	57,243,233
Sunoco LP(1)	729,138	41,983,766
Targa Resources Corp.(1)(2)	106,243	21,352,718
TC Energy Corp. (Canada)	25,130	1,474,377
USA Compression Partners LP	309,029	7,991,490
Valero Energy Corp.(2)	43,733	7,934,478
Venture Global, Inc. Class A(2)	37,761	370,058
Western Midstream Partners LP(1)	1,163,697	48,246,878
Williams Cos., Inc. (The)(1)(2)	220,870	14,855,716
Total Energy		499,191,440
Utilities - 0.3%
Suburban Propane Partners LP	44,939	906,420
Total Common Stocks
(Cost $446,565,516)		500,097,860

PREFERRED STOCKS - 0.7%

Energy - 0.7%
Brookfield Infrastructure Finance ULC, 5.00% (Canada)	1,045	17,566
Energy Transfer LP, 9.25%	244,648	2,874,247
Total Energy		2,891,813

Total Preferred Stocks
(Cost $2,364,181)		2,891,813
MONEY MARKET FUNDS - 0.6%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.60%(3)	1,275,769	1,275,769
RBC BlueBay Government Money Market Fund - Institutional Shares, 3.65%(3)	1,275,769	1,275,769
(Cost $2,551,538)		2,551,538

TOTAL INVESTMENTS - 124.8%
(Cost $451,481,235)		505,541,211
Liabilities in Excess of Other Assets - (24.8)%		(100,400,267)
Net Assets - 100.0%		$405,140,944
Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS - (0.2)%
Written Call Options
Cheniere Energy, Inc., Expires 02/06/26, Strike Price $210.00	(3,000)	(30)	$(11,610)
Cheniere Energy, Inc., Expires 02/13/26, Strike Price $222.50	(10,000)	(100)	(11,000)
Cheniere Energy, Inc., Expires 02/20/26, Strike Price $225.00	(10,000)	(100)	(13,000)
Kinder Morgan, Inc., Expires 02/06/26, Strike Price $29.00	(50,000)	(500)	(85,500)
Kinder Morgan, Inc., Expires 02/20/26, Strike Price $30.00	(500)	(5)	(405)
Kinder Morgan, Inc., Expires 02/20/26, Strike Price $31.00	(50,000)	(500)	(17,000)
Marathon Petroleum Corp., Expires 02/20/26, Strike Price $190.00	(10,000)	(100)	(15,000)
Marathon Petroleum Corp., Expires 02/20/26, Strike Price $195.00	(3,000)	(30)	(2,100)
Marathon Petroleum Corp., Expires 02/20/26, Strike Price $200.00	(10,000)	(100)	(4,000)
Marathon Petroleum Corp., Expires 03/20/26, Strike Price $195.00	(5,000)	(50)	(11,600)
Marathon Petroleum Corp., Expires 03/20/26, Strike Price $200.00	(10,000)	(100)	(15,750)
Marathon Petroleum Corp., Expires 03/20/26, Strike Price $210.00	(6,100)	(61)	(4,819)
ONEOK, Inc., Expires 02/20/26, Strike Price $80.00	(50,000)	(500)	(65,000)
ONEOK, Inc., Expires 03/20/26, Strike Price $85.00	(25,000)	(250)	(25,000)
ONEOK, Inc., Expires 03/20/26, Strike Price $90.00	(50,000)	(500)	(15,000)
Phillips 66, Expires 02/06/26, Strike Price $150.00	(10,000)	(100)	(8,800)
Phillips 66, Expires 02/20/26, Strike Price $155.00	(10,000)	(100)	(10,500)
Targa Resources Corp., Expires 02/20/26, Strike Price $195.00	(20,000)	(200)	(198,000)
Targa Resources Corp., Expires 02/20/26, Strike Price $210.00	(10,000)	(100)	(25,000)
Targa Resources Corp., Expires 03/20/26, Strike Price $220.00	(10,000)	(100)	(25,500)
Valero Energy Corp., Expires 02/06/26, Strike Price $205.00	(10,000)	(100)	(500)
Valero Energy Corp., Expires 02/13/26, Strike Price $202.50	(10,000)	(100)	(4,600)

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2026 (unaudited)

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Call Options (continued)
Venture Global, Inc., Expires 02/20/26, Strike Price $10.00	(30,000)	(300)	$(18,000)
Williams Cos., Inc. (The), Expires 02/06/26, Strike Price $66.00	(25,000)	(250)	(31,250)
Williams Cos., Inc. (The), Expires 02/13/26, Strike Price $70.00	(25,000)	(250)	(17,000)
Williams Cos., Inc. (The), Expires 02/20/26, Strike Price $68.00	(25,000)	(250)	(30,000)
Written Put Options
Cheniere Energy, Inc., Expires 02/20/26, Strike Price $187.50	(10,000)	(100)	(5,000)
Enterprise Products Partners LP, Expires 02/06/26, Strike Price $30.00	(100,000)	(1,000)	0
Marathon Petroleum Corp., Expires 02/20/26, Strike Price $150.00	(20,000)	(200)	(11,000)
Marathon Petroleum Corp., Expires 02/20/26, Strike Price $155.00	(10,000)	(100)	(9,250)
Marathon Petroleum Corp., Expires 02/20/26, Strike Price $160.00	(10,000)	(100)	(17,300)
Marathon Petroleum Corp., Expires 03/20/26, Strike Price $145.00	(10,000)	(100)	(12,000)
Marathon Petroleum Corp., Expires 03/20/26, Strike Price $150.00	(20,000)	(200)	(32,000)
Phillips 66, Expires 02/06/26, Strike Price $133.00	(20,000)	(200)	(17,500)
Phillips 66, Expires 02/06/26, Strike Price $135.00	(10,000)	(100)	(11,000)
Phillips 66, Expires 02/13/26, Strike Price $128.00	(10,000)	(100)	(8,250)
Phillips 66, Expires 02/20/26, Strike Price $128.00	(10,000)	(100)	(6,500)
Phillips 66, Expires 02/20/26, Strike Price $129.00	(10,000)	(100)	(7,500)
Valero Energy Corp., Expires 02/13/26, Strike Price $170.00	(10,000)	(100)	(20,000)
Valero Energy Corp., Expires 02/20/26, Strike Price $165.00	(15,000)	(150)	(18,450)
Valero Energy Corp., Expires 02/20/26, Strike Price $170.00	(10,000)	(100)	(29,800)
Valero Energy Corp., Expires 02/27/26, Strike Price $165.00	(10,000)	(100)	(21,200)
Total Written Options - (0.2)%
(Premiums Received $483,803)			$(892,684)
(1)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at January 31, 2026 was $314,756,449, or 77.7% of net assets.
(2)	Subject to written call options.
(3)	The rate shown reflects the seven-day yield as of January 31, 2026.

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2026 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$500,097,860	$—	$—	$500,097,860
Preferred Stocks	2,891,813	—	—	2,891,813
Money Market Funds	2,551,538	—	—	2,551,538
Total	$505,541,211	$—	$—	$505,541,211
Liability Valuation Inputs
Written Options	$892,684	$0	$—	$892,684
Total	$892,684	$0	$—	$892,684